Accrued Other (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Other [Abstract]
Accrued Other
Accrued other consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Refund liability	$15,683	$14,544
Class A-1 derivative liability	2,526	—
Class C derivative liability	1,349	—
Deferred social security taxes - COVID	—	378
Current portion of finance lease liabilities	623	425
Other	2,692	2,453
Total accrued other	$22,873	$17,800

Accrued other consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Refund liability	$14,544	$8,306
Deferred social security taxes – COVID	378	378
Current portion of finance lease liability	425	—
Other	2,453	5,108
Total accrued other	$17,800	$13,792